PREPAYMENT AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

	As of December 31,
	2022	2021
Prepaid VAT taxes	$1,176,771	$555,929
Other receivables	186,840	8,933
Consumables and spare parts	121,740	136,623
Prepaid expenses	18,750	238,516
Prepayment and other current assets	$1,504,101	$940,001

Prepaid to well equipment	$635,052	$545,908
Deposit and others	268,666	250,000
Durable spare parts	114,528	123,611
Other non-current assets	$1,018,246	$919,519